Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities valuation assumptions
9/30/2020

Risk free interest rate	0.12% - 0.28%
Stock volatility factor	153.0% -246.0%
Weighted average expected option life	6 months - 5 years
Expected dividend yield	None

12/31/2019
Risk free interest rate	1.55% - 1.69%
Stock volatility factor	63.0% -159.0%
Weighted average expected option life	6 months - 5 years
Expected dividend yield	None